Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related party transactions
35.
Related party transactions
a)
Parent and ultimate controlling party

The Company has neither a parent company nor an ultimate controlling party. The transactions between the Company and its subsidiaries were eliminated in the accompanying consolidated financial statements and were not disclosed herein. The transactions between the Group and other related parties are as follows.

b)
Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate
Daypower Energy	Associate
Siliconware Precision Industries Co., Ltd. (“SPIL”)	Entity that has significant influence over the Company

c)
Significant related party transactions
(a)
Payable to equipment suppliers

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Daypower Energy	—	58,549
(b)
Acquisition of property, plant and equipment

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
SPIL	—	—	35,261
d)
Key management personnel compensation

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	243,405	211,620	176,702
Post-employment compensation	2,156	2,197	2,158
	245,561	213,817	178,860